Label	Element	Value
Innovator Equity Defined Protection ETF - 2 Yr to July 2026 | SPDR S&P 500 ETF, Expiration: 06/30/2026; Exercise Price: 9.80 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.20%
Innovator Equity Defined Protection ETF - 2 Yr to July 2026 | SPDR S&P 500 ETF, Expiration: 06/30/2026; Exercise Price: 544.22 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.30%
Innovator Equity Defined Protection ETF - 2 Yr to July 2026 | SPDR S&P 500 ETF, Expiration: 06/30/2026; Exercise Price: 643.27 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(4.80%)